Equity - Schedule of Net Income Attributable to Limited Partners (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Aug. 15, 2012	Dec. 31, 2013	Dec. 31, 2011
Distribution Made to Limited Partner [Line Items]
Subsequent distributions declared (See Note 18)	$ (14,726)
Net income		18,372	11,659	17,440	25,020	59,770	9,280
Common Units
Distribution Made to Limited Partner [Line Items]
Distributions during the period						21,174
Subsequent distributions declared (See Note 18)		(10,230)				7,769
Undistributed earnings		(539)				2,010
Limited partners’ interest in net income		9,691				30,953
Subsequent distributions declared (per unit)		$ 0.525				$ 0.51
Subordinated Units
Distribution Made to Limited Partner [Line Items]
Distributions during the period						19,642
Subsequent distributions declared (See Note 18)		(7,161)				6,957
Undistributed earnings		1,520				2,218
Limited partners’ interest in net income		8,681
Net income						$ 28,817
Subsequent distributions declared (per unit)		$ 0.5250				$ 0.51